Loans and Advances To Customers - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and hire purchase contract receivables [abstract]
Unguaranteed residual value of leases	£ 1,219	£ 1,034
Contingent rent income	0	0	£ 5
Finance income on the net investment in finance leases	299	346	£ 201
Contractual amount outstanding on financial assets, written off	£ 72	£ 76